Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005020
Document Creation Date	dei_DocumentCreationDate	Dec. 18, 2018
Document Effective Date	dei_DocumentEffectiveDate	Dec. 18, 2018
Prospectus Date	rr_ProspectusDate	Dec. 18, 2018